6. RIGHT-OF-USE ASSETS	6 Months Ended
Jun. 30, 2021
Right-of-use Assets
6. RIGHT-OF-USE ASSETS

6. RIGHT-OF-USE ASSETS

		For the six-month period ended June 30, 2021
	Buildings $	Equipment $	Rolling stocks $	Total $
COST
As at January 1, 2021	1,297	339	273	1,909
New leases	1,617	-	-	1,617
End of leases	(253)	(312)	(109)	(674)
As at June 30, 2021	2,661	27	164	2,852
ACCUMULATED DEPRECIATION
As at January 1, 2021	386	321	135	842
Depreciation	208	3	23	234
End of leases	(253)	(312)	(109)	(674)
As at June 30, 2021	341	12	49	402
Net book value as at June 30, 2021	2,320	15	115	2,450

		For the year ended December 31, 2020
	Buildings $	Equipment $	Rolling stocks $	Total $
COST
As at January 1, 2020	457	339	158	954
New leases	840	-	-	840
Remeasurement of lease	-	-	115	115
As at December 31, 2020	1,297	339	273	1,909
ACCUMULATED DEPRECIATION
As at January 1, 2020	157	167	67	391
Depreciation	229	154	68	451
As at December 31, 2020	386	321	135	842
Net book value as at December 31, 2020	911	18	138	1,067

Depreciation of right-of-use assets included in the exploration and evaluation expenses for the period are $54 and $107 for the three and six-month periods ended June 30, 2021, respectively (three and six-month periods ended June 30, 2020: $93 and $186). Depreciation of right-of-use assets included in the LiB Anode Plant project are $40 and $81 (three and six-month periods ended June 30, 2020: nil).